FINANCIAL INSTRUMENTS (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	May 31, 2021	May 31, 2020	May 31, 2021	May 31, 2020	Nov. 30, 2020	Nov. 30, 2019
Investments, All Other Investments [Abstract]
Foreign exchange translation adjustment for the year	$ 120,000	$ 132,000	$ 178,000	$ 96,000	$ 66,545	$ (4,115)
Percentage of fluctuation in the US exchange rate			10.00%		10.00%